Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Other Intangible Assets
There were no additions or adjustments to goodwill during the forty weeks ended July 3, 2016. Additions and adjustments to goodwill were not material during the forty weeks ended July 5, 2015. Additions of other intangible assets were not material during the forty weeks ended July 3, 2016 or the same period of the prior fiscal year. The components of intangible assets as of the dates indicated were as follows (in millions):

	July 3, 2016		September 27, 2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Definite-lived contract-based	$122	$(54)	$122	$(50)
Indefinite-lived contract-based	8		7
Total	$130	$(54)	$129	$(50)

Amortization expense associated with intangible assets was not material during the twelve and forty weeks ended July 3, 2016 or the same periods of the prior fiscal year. Future amortization expense associated with the net carrying amount of definite-lived intangible assets is estimated to be as follows (in millions):

Remainder of fiscal year 2016	$1
Fiscal year 2017	6
Fiscal year 2018	5
Fiscal year 2019	5
Fiscal year 2020	5
Future fiscal years	46
Total	$68

Goodwill and Other Intangible Assets
Additions and adjustments to goodwill and additions to other intangible assets during fiscal year 2015 were not material. The Company recorded goodwill totaling approximately $29 million related to the acquisition of four retail locations and definite-lived intangible assets totaling approximately $18 million, primarily related to acquired leasehold rights, during fiscal year 2014. There were no impairments of goodwill during fiscal years 2015, 2014 or 2013. The components of intangible assets as of the dates indicated were as follows (in millions):

	September 27, 2015		September 28, 2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Definite-lived contract-based	$122	$(50)	$120	$(45)
Definite-lived marketing-related and other	—	—	1	(1)
Indefinite-lived contract-based	7		6
Total	$129	$(50)	$127	$(46)

Amortization expense associated with intangible assets was not material during fiscal year 2015, 2014 or 2013. Future amortization expense associated with the net carrying amount of definite-lived intangible assets is estimated to be as follows (in millions):

Fiscal year 2016	$6
Fiscal year 2017	6
Fiscal year 2018	5
Fiscal year 2019	5
Fiscal year 2020	4
Future fiscal years	46
Total	$72